111 South Wacker Drive
Chicago, IL 60606
Telephone: 312-443-0700
Fax: 312-443-0336
www.lockelord.com
Michael K. Renetzky
Direct Telephone: 312-443-1823
Direct Fax: 312-896-6523
mrenetzky@lockelord.com

July 3, 2008
BY FEDEX
Mr. Michael L. Kosoff, Esq.
Office of Insurance Products
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Federal Life Variable Annuity Account A
Initial Registration Statement on Form N-4
File Nos. 333-147464; 811-02570
Dear Mr. Kosoff:
On behalf of Federal Life Insurance Company (the “Company” or the “Depositor”) and Federal Life Variable Annuity Account A (the “Registrant”), we are pleased to submit this letter in response to the comments set forth in the staff’s letter dated January 14, 2008, in connection with the above-referenced Initial Registration Statement on Form N-4 filed on November 16, 2007 (the “Registration Statement”). This letter should be read in conjunction with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (the “Amendment”), which was filed today with the Commission via EDGAR. For your convenience, we have enclosed a copy of the Amendment marked to show changes to the Registration Statement.
We have set forth below each of the staff’s numbered comments, followed by the response.
1.	Cover Page

Please confirm supplementally that, notwithstanding the second sentence of the second paragraph, the prospectus contains all material rights and obligations of an investor in the contract.

Response: The Company confirms that, notwithstanding the second sentence of the second paragraph, the prospectus contains all material rights and obligations of an investor in the contract.
Atlanta, Austin, Boston, Chicago, Dallas, Houston, London, Los Angeles, New Orleans, New York, Sacramento, Washington DC

Mr. Michael L. Kosoff, Esq.
July 3, 2008

Fees and Expenses (p. 3)
Please explain more clearly in footnote 2 that the expedited delivery charge refers to the delivery of funds (as opposed to other product documentation).

Response: The Registration Statement has been revised in response to the staff’s comment. Please see page 3 of the Amendment.
Total Annual Portfolio Operating Expenses (p. 3)
Please confirm supplementally that the range of portfolio expenses reflect gross fees.
Please revise the individual fund fee table to comply with the instructions prescribed in item 3 of Form N-1A.
In the last paragraph before the “Examples” section, please revise the text which includes “the expense shown below”, because the expenses are shown before this paragraph.
Response: The Company confirms that the range of portfolio expenses reflects gross fees. The Registration Statement has been revised in response to the staff’s comments. Please see page 4 of the Amendment.
Example (pp. 4-5)
Please revise the examples so they are based on the actual maximum Total Annual Portfolio Company Operating Expenses, as per Item 3(a), instr. 21(b) of Form N-4.
Response: We respectfully submit that the examples are based on the maximum Total Annual Portfolio Company Operating Expenses, as per Item 3(a), instr. 21(b) of Form N-4. We note that even though the Registrant is not a New Registrant (as defined in the Instructions to From N-4), the individual variable deferred annuity being registered is an entirely new product for the Registrant and the underlying portfolios are New Funds (as defined in the Instructions to Form N-1A). Based on the Registrant’s assumptions regarding the anticipated Acquired ETFs that each underlying portfolio will hold (the “hypothetical mix”), the Registrant has estimated its maximum operating expenses attributed to the hypothetical mix of Acquired ETFs as .19% for the Federal Life Fixed Income Portfolio and .16% for the Federal Life Equity Portfolio. This figure was used in determining the maximum Annual Operating Expenses on which the examples are based. We believe the revisions to the Registration Statement in response to the staff’s comment number 3 above make this clear.
The Separate Account (p. 6)
Please include an additional statement to make it clear that “such reserves and other liabilities” means the aggregate contract value allocated to the investment options for all contracts funded by the separate account.

Response: The Registration Statement has been revised in response to the staff’s comment. Please see page 6 of the Amendment.

Mr. Michael L. Kosoff, Esq.
July 3, 2008

Right to Examine and Cancel (p. 9)
Please confirm supplementally that the contract will not be sold in states that require a refund of premiums.

Response: The Company advises the staff that it has decided to file the contract for sale in certain states that require a refund of premiums, and as of this date it has done so. The Registration Statement has been revised to address this point. Please see page 9 of the Amendment. Additionally, in connection with this decision, a Form of Amendatory Endorsement has been added at Exhibit 4.2.
Accumulation of Units (pp. 10-11)
Please explain how the number of accumulation units can increase.

Response: The Registration Statement has been revised in response to the staff’s comment. Please see page 10 of the Amendment.
Restriction on Transfers; Market Timing (pp. 11-12)
In the narrative preceding Total Annual Fund Operating Expenses, if applicable, please disclose that some funds may also impose a short-term redemption fee.
Please include disclosure similar to the following: “Because Our policies and procedures are discretionary, it is possible that some Owners may engage in frequent transfer activity while others may not engage in such activity.”
Response: The Registration Statement has been revised in response to the staff’s comments. Please see pages 4 and 12 of the Amendment.
Partial Surrenders (p. 13)
Please clarify what fees are owed upon surrender.

Response: The Registration Statement has been revised in response to the staff’s comment. Please see page 13 of the Amendment.
Distribution of Contracts (p.14)
Please confirm supplementally that the investment advisers who offer this product do not receive any compensation from the insurer or its affiliates.

Response: The Company confirms that the investment advisers who offer this product do not receive any compensation from the Company or its affiliates.

Mr. Michael L. Kosoff, Esq.
July 3, 2008

Guaranteed Purchase Rates (p. 16)
Please revise this section to more clearly explain the relationship between the “guaranteed interest bases” and “guaranteed purchase rates”. In addition, please explain more generally how the fixed payout option operates.

Response: The Registration Statement has been revised in response to the staff’s comments. Please see page 16 the Amendment. The Registrant respectfully submits that the revisions on page 16 of the Amendment, together with the description of the fixed payments option beginning on page 15, generally explain how the fixed payout option operates.
Modification of Your Contract (p. 21)
The contract states that the contract can be modified “to comply with changes in applicable law, or otherwise as we deem necessary.” Please explain supplementally what the phrase “as we deem necessary” entails.
Please disclose who must be notified of any changes to the contract. See item 7(c)(iii) of Form N-6.
Response: The Company advises the staff that “otherwise as we deem necessary” may entail a variety of unknown future circumstances, but would include, for example, a change in the Company’s interpretation of an applicable law. Additionally, the Registration Statement has been revised in response to the staff’s comments. Please see page 21 of the Amendment.
Series and Class Identifiers
Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as the EDGAR class identifiers. (Please note, the class name “contracts” is not an acceptable class name.)

Response: We confirm that the contract name on the front cover page of the prospectus is and will continue to be the same as the EDGAR class identifiers. Please note that the EDGAR class identifier has been changed to “individual variable deferred annuity contract.”
Financial Statements
Please include a Statement of Operations, Statement of Changes in Capital and Statement of Cash Flows for the depositor for each of the three fiscal years preceding the date of the most recent audited balance sheet being filed. See Reg. S-X 3-02)

Response: The Registration Statement has been revised in response to the staff’s comments. The additional financial statements of the Company are included in the Amendment.

Mr. Michael L. Kosoff, Esq.
July 3, 2008

Guarantees and Support Agreements
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company’s guarantees under the policy or whether the company will be primarily responsible for paying out on any guarantees associated with the policy.

Response: The Company advises the staff that the Company will be primarily responsible for paying out on any guarantees associated with the policy.
Financial Statements, Exhibits, and Other Information
Please confirm that the financial statements and exhibits will be filed by a pre-effective amendment to the registration statement.

Response: We confirm that the financial statements and exhibits will be filed by a pre-effective amendment to the Registration Statement.
Tandy Representation
We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registration requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written report for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.

Mr. Michael L. Kosoff, Esq.
July 3, 2008

Response: We acknowledge the staff’s comments and intend to submit a written request for acceleration of the effective date of the Registration Statement as noted.
If you have any questions regarding these matters or require any additional information, please contact me at 312-443-1823 or my associate Nguyet Chau at 512-305-4767.
LOCKE LORD BISSELL & LIDDELL LLP
Michael K. Renetzky
MKR:mkr
Enclosure